Contract Assets, Net and Contract Liabilities - Schedule of Contract Assets is Presented Net of Allowance for Expected Credit Losses (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Contract Assets is Presented Net of Allowance for Expected Credit Losses [Abstract]
Contract assets, gross	$ 29,405	$ 197,435
Less: allowance for expected credit loss	(19,231)	(270)
Total	$ 10,174	$ 197,165